Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	(Accumulated Deficit)/Retained Earnings	Total
Balance at Aug. 05, 2018
Balance, shares at Aug. 05, 2018
Sale of Class B common stock to Sponsor at approximately $0.003 per share (as restated, Note 4)		$ 1,000	24,000		25,000
Sale of Class B common stock to Sponsor at approximately $0.003 per share (as restated, Note 4), shares		7,503,750
Net income (loss)				(3,000)	(3,000)
Balance at Dec. 31, 2018			24,000	(3,000)	22,000
Balance, shares at Dec. 31, 2018		7,503,750
Sponsor forfeiture of shares
Sponsor forfeiture of shares, shares		(871,930)
Anchor Investor purchase of shares			3,000		3,000
Anchor Investor purchase of shares, shares		871,930
Sale of Units to the public at $10.00 per Unit	$ 3,000		300,147,000		300,150,000
Sale of Units to the public at $10.00 per Unit, shares	30,015,000
Underwriters' discount and offering expenses			(18,865,000)		(18,865,000)
Sale of 13,581,500 Private Placement Warrants at $1.00 per warrant			13,582,000		13,582,000
Change in Class A common stock subject to possible redemption	$ (3,000)		(290,381,000)		(290,384,000)
Change in Class A common stock subject to possible redemption, shares	(28,750,818)
Net income (loss)				492,000	492,000
Balance at Sep. 30, 2019		$ 1,000	4,510,000	489,000	5,000,000
Balance, shares at Sep. 30, 2019	1,264,182	7,503,750
Balance at Dec. 31, 2018			24,000	(3,000)	22,000
Balance, shares at Dec. 31, 2018		7,503,750
Sponsor forfeiture of shares
Sponsor forfeiture of shares, shares		(871,930)
Anchor Investor purchase of shares			3,000		3,000
Anchor Investor purchase of shares, shares		871,930
Sale of Units to the public at $10.00 per Unit	$ 3,000		300,147,000		300,150,000
Sale of Units to the public at $10.00 per Unit, shares	30,015,000
Underwriters' discount and offering expenses			(18,865,000)		(18,865,000)
Sale of 13,581,500 Private Placement Warrants at $1.00 per warrant			13,582,000		13,582,000
Change in Class A common stock subject to possible redemption	$ (3,000)		(291,049,000)		(291,052,000)
Change in Class A common stock subject to possible redemption, shares	(28,817,019)
Net income (loss)				1,160,000	1,160,000
Balance at Dec. 31, 2019		$ 1,000	3,842,000	1,157,000	5,000,000
Balance, shares at Dec. 31, 2019	1,197,981	7,503,750
Balance at Jun. 30, 2019		$ 1,000	3,569,000	1,430,000	5,000,000
Balance, shares at Jun. 30, 2019	1,171,033	7,503,750
Change in Class A common stock subject to possible redemption			941,000		941,000
Change in Class A common stock subject to possible redemption, shares	93,149
Net income (loss)				(941,000)	(941,000)
Balance at Sep. 30, 2019		$ 1,000	4,510,000	489,000	5,000,000
Balance, shares at Sep. 30, 2019	1,264,182	7,503,750
Balance at Dec. 31, 2019		$ 1,000	3,842,000	1,157,000	5,000,000
Balance, shares at Dec. 31, 2019	1,197,981	7,503,750
Class A common stock redeemed			(2,176,000)		(2,176,000)
Class A common stock redeemed, shares	(211,561)
Change in Class A common stock subject to possible redemption			4,319,000		4,319,000
Change in Class A common stock subject to possible redemption, shares	427,724
Net income (loss)				(2,143,000)	(2,143,000)
Balance at Sep. 30, 2020		$ 1,000	5,985,000	(986,000)	5,000,000
Balance, shares at Sep. 30, 2020	1,414,144	7,503,750
Balance at Jun. 30, 2020		$ 1,000	3,173,000	1,826,000	5,000,000
Balance, shares at Jun. 30, 2020	1,131,814	7,503,750
Class A common stock redeemed			(2,176,000)		(2,176,000)
Class A common stock redeemed, shares	(211,561)
Change in Class A common stock subject to possible redemption			4,988,000		4,988,000
Change in Class A common stock subject to possible redemption, shares	493,891
Net income (loss)				(2,812,000)	(2,812,000)
Balance at Sep. 30, 2020		$ 1,000	$ 5,985,000	$ (986,000)	$ 5,000,000
Balance, shares at Sep. 30, 2020	1,414,144	7,503,750